Summary of Significant Accounting Policies (Details) - Schedule of diluted net income (loss) per share - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Schedule of diluted net income (loss) per share [Abstract]
Stock options	5,850,000		5,850,000		1,000,000
Convertible preferred stock					1,250,000	1,250,000
Potentially dilutive securities	5,850,000		5,850,000	1,250,000	2,250,000	1,250,000